Quarterly Report
March 31, 2020
MFS®  Value Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace – 7.5%
Honeywell International, Inc.	331,627	$44,368,377
Lockheed Martin Corp.	65,801	22,303,249
Northrop Grumman Corp.	153,195	46,349,147
United Technologies Corp.	225,567	21,277,735
		$134,298,508
Alcoholic Beverages – 1.6%
Diageo PLC	867,084	$27,771,555
Automotive – 0.6%
Aptiv PLC	218,987	$10,782,920
Brokerage & Asset Managers – 3.0%
BlackRock, Inc.	44,889	$19,749,813
NASDAQ, Inc.	255,139	24,225,448
T. Rowe Price Group, Inc.	95,193	9,295,597
		$53,270,858
Business Services – 6.9%
Accenture PLC, “A”	265,740	$43,384,713
Cognizant Technology Solutions Corp., “A”	144,811	6,729,367
Equifax, Inc.	140,242	16,751,907
Fidelity National Information Services, Inc.	222,455	27,059,426
Fiserv, Inc. (a)	305,806	29,048,512
		$122,973,925
Cable TV – 2.9%
Comcast Corp., “A”	1,535,608	$52,794,203
Chemicals – 1.6%
PPG Industries, Inc.	352,075	$29,433,470
Conglomerates – 0.8%
Trane Technologies PLC	181,422	$14,983,643
Construction – 2.7%
Masco Corp.	342,310	$11,833,656
Sherwin-Williams Co.	45,136	20,740,895
Stanley Black & Decker, Inc.	161,202	16,120,200
		$48,694,751
Consumer Products – 1.2%
Colgate-Palmolive Co.	63,063	$4,184,861
Kimberly-Clark Corp.	57,105	7,302,016
Reckitt Benckiser Group PLC	121,368	9,314,710
		$20,801,587
Electrical Equipment – 0.9%
Johnson Controls International PLC	592,607	$15,976,685
Electronics – 3.5%
Analog Devices, Inc.	125,989	$11,294,914
NXP Semiconductors N.V.	157,091	13,027,557
Texas Instruments, Inc.	377,853	37,758,850
		$62,081,321

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.3%
ConocoPhillips	379,954	$11,702,583
EOG Resources, Inc.	201,014	7,220,423
Pioneer Natural Resources Co.	60,630	4,253,194
		$23,176,200
Energy - Integrated – 1.2%
Chevron Corp.	148,483	$10,759,078
Suncor Energy, Inc.	648,837	10,355,204
		$21,114,282
Food & Beverages – 4.1%
Archer Daniels Midland Co.	284,942	$10,024,260
Danone S.A.	123,407	7,959,087
J.M. Smucker Co.	74,742	8,296,362
Nestle S.A.	359,729	37,076,629
PepsiCo, Inc.	90,622	10,883,702
		$74,240,040
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	93,364	$6,984,561
Health Maintenance Organizations – 2.5%
Cigna Corp.	254,585	$45,107,370
Insurance – 8.1%
Aon PLC	262,784	$43,369,871
Chubb Ltd.	334,027	37,307,476
Marsh & McLennan Cos., Inc.	384,935	33,281,480
Travelers Cos., Inc.	318,117	31,604,924
		$145,563,751
Machinery & Tools – 3.1%
Eaton Corp. PLC	299,094	$23,236,613
Illinois Tool Works, Inc.	221,492	31,478,443
		$54,715,056
Major Banks – 7.9%
Goldman Sachs Group, Inc.	167,195	$25,846,675
JPMorgan Chase & Co.	837,454	75,395,983
PNC Financial Services Group, Inc.	216,918	20,763,391
State Street Corp.	209,655	11,168,322
Wells Fargo & Co.	294,043	8,439,034
		$141,613,405
Medical & Health Technology & Services – 0.8%
McKesson Corp.	112,057	$15,156,830
Medical Equipment – 8.6%
Abbott Laboratories	341,915	$26,980,513
Boston Scientific Corp. (a)	381,696	12,454,740
Danaher Corp.	226,754	31,385,021
Medtronic PLC	607,651	54,797,967
Thermo Fisher Scientific, Inc.	102,598	29,096,793
		$154,715,034
Other Banks & Diversified Financials – 6.2%
American Express Co.	176,731	$15,129,941
Citigroup, Inc.	797,899	33,607,506
Moody's Corp.	60,705	12,839,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp.	622,035	$19,183,559
U.S. Bancorp	861,397	29,675,127
		$110,435,240
Pharmaceuticals – 8.2%
Johnson & Johnson	588,350	$77,150,336
Merck & Co., Inc.	299,778	23,064,919
Pfizer, Inc.	1,086,002	35,447,105
Roche Holding AG	33,159	10,780,456
		$146,442,816
Railroad & Shipping – 1.9%
Canadian National Railway Co.	142,318	$11,048,146
Union Pacific Corp.	167,219	23,584,568
		$34,632,714
Real Estate – 0.4%
Public Storage, Inc., REIT	36,698	$7,288,590
Specialty Chemicals – 0.7%
Corteva, Inc.	91,873	$2,159,016
DuPont de Nemours, Inc.	288,364	9,833,212
		$11,992,228
Telephone Services – 0.5%
Verizon Communications, Inc.	177,395	$9,531,433
Tobacco – 1.2%
Philip Morris International, Inc.	289,353	$21,111,195
Utilities - Electric Power – 7.4%
American Electric Power Co., Inc.	110,994	$8,877,300
Duke Energy Corp.	581,720	47,049,514
FirstEnergy Corp.	662,086	26,529,786
Southern Co.	713,029	38,603,390
Xcel Energy, Inc.	179,923	10,849,357
		$131,909,347
Total Common Stocks		$1,749,593,518
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.28% (v)	38,329,878	$38,337,544

Other Assets, Less Liabilities – 0.1%		2,091,523
Net Assets – 100.0%		$1,790,022,585
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,337,544 and $1,749,593,518, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,622,260,174	$—	$—	$1,622,260,174
Switzerland	—	47,857,085	—	47,857,085
United Kingdom	—	37,086,265	—	37,086,265
Canada	21,403,350	—	—	21,403,350
Netherlands	13,027,557	—	—	13,027,557
France	—	7,959,087	—	7,959,087
Mutual Funds	38,337,544	—	—	38,337,544
Total	$1,695,028,625	$92,902,437	$—	$1,787,931,062
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,583,427	$215,961,815	$203,205,321	$(3,472)	$1,095	$38,337,544
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$98,048	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.